N-2	12 Months Ended
Oct. 31, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001061353
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	CREDIT SUISSE HIGH YIELD CREDIT FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
The Fund’s primary investment objective is to seek high current income. The Fund also will seek capital appreciation as a secondary objective, to the extent consistent with its objective of seeking high current income. The Fund is designed for investors willing to assume additional risk in return for the potential for high current income and capital appreciation. The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its objectives.
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments rated below investment grade quality. Such investments rated below investment grade quality include bonds, debentures, notes, senior loans (sometimes referred to as bank loans), convertible debt obligations, secured floating rate loans, loan participations and assignments, and collateralized debt obligations, including collateralized loan obligations. The investments rated below investment grade quality acquired by the Fund will generally be in the lower rating categories of the major rating agencies (lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”), a division of S&P Global Inc., or comparably rated by another nationally recognized rating agency), or in unrated investments that UBS AM (Americas) determines to be of comparable quality. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the investments included within that policy or to one or more market risk factors associated with such investments.
Securities rated lower than Baa by Moody’s and lower than BBB by S&P are commonly known as “junk bonds.” The Fund will generally not invest in securities rated at the time of investment in the lowest rating categories (Ca or below for Moody’s and CC or below for S&P) but may continue to hold securities which are subsequently downgraded. However, it has authority to invest in securities rated as low as C and D by Moody’s and S&P, respectively.

As a component of the Fund’s investment in investments rated below investment grade quality, the Fund may also invest up to 20% of its total assets in instruments of issuers that are the subject of bankruptcy proceedings or in instruments otherwise in default or in significant risk of being in default (“Distressed Investments”). The Fund may invest up to 30% of its total assets in instruments of issuers domiciled outside the United States or that are denominated in various foreign currencies or multinational currency units.
In selecting investments for the Fund’s portfolio, the Fund’s portfolio managers:

•
analyze individual companies, including their financial condition, cash flow and borrowing requirements, value of assets in relation to cost, strength of management, responsiveness to business conditions, credit standing and anticipated results of operations;

•	analyze business conditions affecting investments, including:

•	changes in economic activity and interest rates;

•	availability of new investment opportunities;

•	economic outlook for specific industries;

•	seek to moderate risk by investing among a variety of industry sectors and issuers.
The portfolio managers may sell securities for a variety of reasons, such as to realize profits, limit losses or take advantage of better investment opportunities.
The Fund currently utilizes and in the future expects to continue to utilize leverage through borrowings, including the issuance of debt securities, or through other transactions, such as reverse repurchase agreements, which have the effect of leverage. The Fund currently is leveraged through borrowings from a credit facility with State Street Bank and Trust Company. The Fund may use leverage up to 33 1/3% of its total assets (including the amount obtained through leverage). There can be no guarantee that the Fund will be able to accurately predict when the use of leverage will be beneficial. Use of leverage creates an opportunity for increased income and capital appreciation for shareholders but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
The Fund will seek its secondary objective of capital appreciation by investing in securities that UBS AM (Americas) expects may appreciate in value as a result of favorable developments affecting the business or prospects of the issuer which may improve the issuer’s financial condition and credit rating or as a result of declines in long-term interest rates.
There can be no assurance the Fund’s strategies will be successful.
The Fund invests primarily in bonds, debentures, notes, senior loans (sometimes referred to as bank loans), convertible bonds and preferred stocks. The Fund’s portfolio securities may have fixed or variable rates of interest and may include zero coupon securities, payment-in-kind
securities, preferred stock, convertible debt obligations and convertible preferred stock, units consisting of debt or preferred stock with warrants or other equity features, secured floating rate loans and loan participations, government securities, stripped securities, commercial paper and other short-term debt obligations. The issuers of the Fund’s portfolio securities may include domestic and foreign corporations, partnerships, trusts or similar entities, and governmental entities or their political subdivisions, agencies or instrumentalities. The Fund may invest in companies in, or governments of, developing countries. In connection with its investments in corporate debt securities, or restructuring of investments owned by the Fund, the Fund may receive warrants or other non-income
producing equity securities. The Fund may

retain such securities, including equity shares received upon conversion of convertible securities, until UBS AM (Americas) determines it is appropriate in light of current market conditions to dispose of such securities.

Risk Factors [Table Text Block]
Risk Factors
This section contains a discussion of the general risks of investing in the Fund. The net asset value and market price of, and dividends paid on, the Fund’s common shares of beneficial interest (the “Shares”) will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that the Fund will meet its investment objectives or that the Fund’s performance will be positive for any period of time.
Investment
and
Market
Risk.
An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Shares represents an indirect investment in the securities owned by the Fund.
The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and these fluctuations are likely to have a greater impact on the value of the Shares during periods in which the Fund utilizes a leveraged capital structure. The value of the securities in which the Fund invests will affect the value of the Shares. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.
Lower
Grade
Securities
Risk.
Lower grade securities are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. Other than with respect to Distressed Investments, discussed below, the lower grade securities in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.
Distressed Investments Risk.
As a component of the Fund’s investment in investments related below investment grade quality, the Fund may invest up to 20% of its total assets in Distressed Investments. Such instruments are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of UBS AM (Americas) of equivalent quality. Investment in Distressed Investments is speculative and involves significant risk. Distressed Investments frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues its secondary objective of capital appreciation through investment in Distressed Investments, the Fund’s ability to achieve current income for shareholders may be diminished.

Senior
Loans
Risk.
The Fund’s investments in senior loans are expected to typically be below investment grade. These investments are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment
rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
Like other debt instruments, senior loans are subject to the risk of non-payment
of scheduled interest or principal. Such
non-payment
would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value per share of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that such collateral could be readily liquidated. This is particularly the case where a senior loan is not backed by collateral or sufficient collateral at the time such senior loan is issued. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The collateral securing a senior loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.
Transactions in senior loans may settle on a delayed basis, resulting in the proceeds from the sale of senior loans not being readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.
Second
Lien
and
Other
Secured
Loans
Risk.
Second lien loans and other secured loans are subject to the same risks associated with investment in senior loans and bonds rated below investment grade. However, because second lien loans are second in right of payment to one or more senior loans of the related borrower, and other secured loans rank lower in right of payment to second lien loans, they are subject to the additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the more senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans and other secured loans are also expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and other secured loans, which would create greater credit risk exposure.
CDO Risk.
In addition to the general risks associated with fixed income securities discussed herein, collateralized debt obligations (“CDOs”) carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing special purpose entity (“SPE”), restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.
The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.
CLO Equity Tranche Risk.
Investments in an equity tranche of a collateralized loan obligation (“CLO”) acquired by the Fund will not be secured by any of the assets held by any underlying CLO and, while secured notes are outstanding, the Fund, as an investor in the equity tranche, will not generally be entitled to exercise remedies under a CLO’s indenture. Distributions to investors in the equity tranche of a CLO, including the Fund, will be made solely from distributions on the assets after all other payments have been made. Accordingly, there can be no assurance that the distributions on the assets held by an underlying CLO will be sufficient to make distributions to investors in the equity tranche. If distributions on assets are held by an underlying CLO are insufficient to make distributions to investors in the equity tranche, no other assets will be available for any such distributions to the Fund, which will adversely affect the value of the Fund’s shares.
The subordination of the equity tranche to each class of secured notes makes the equity tranche of the CLO a leveraged investment in the assets of the CLO issuer. Therefore, changes in the value of the equity tranche would be anticipated to be greater than changes in the value or payment performance of any collateral obligations owned by the issuer. The indebtedness of the CLO issuer under the secured notes will result in interest expense and other costs incurred in connection with such indebtedness that may not fully be covered by proceeds received from the assets. Although the use of leverage generally magnifies the CLO issuer’s opportunities for gain it also magnifies risk of loss. The equity tranches of a CLO are generally very highly leveraged (typically 9 to 13 times), subjecting holders of such securities to a higher degree of loss. In addition, investors in the equity tranche of a CLO may receive payments that are, in the aggregate, less than the original amount of their investment, and their investment may be subject to up to 100% loss.
Credit
Risk.
Credit risk is the risk that one or more of the Fund’s investments in debt securities or other instruments will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation or the issuer of a reference security experiences an actual or perceived decline in its financial status. In addition to the credit risks associated with high yield securities, the Fund could also lose money if the issuer of other debt obligations, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other obligation, is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value.
Interest
Rate
Risk.
Generally, when market interest rates rise, the prices of debt obligations fall, and vice versa. Interest rate risk is the risk that debt obligations and other instruments in the Fund’s portfolio will decline in value because of increases in market interest rates. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates that ended in March 2022. The Federal Reserve raised and maintained higher interest rates as part of its efforts to address rising inflation. Since September 2024, the Federal Reserve has lowered the federal funds rate multiple times and may announce additional rate cuts in the near future. The prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments. This may lock in a below market yield, increase the security’s duration and reduce the security’s value. The Fund’s use of leverage will tend to increase interest rate risk.
Investments in floating rate debt instruments, although generally less sensitive to interest rate changes than longer duration fixed rate instruments, may nevertheless decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Inverse floating rate debt securities also may exhibit greater price volatility than a fixed rate debt obligation with similar credit quality. To the extent the Fund holds floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s common shares.
Leverage
Risk.
The Fund currently leverages through borrowings from a credit facility. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, through borrowings or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund continues to employ leverage in its investment operations, the Fund will be subject to greater risk of loss than if it had not employed leverage. Therefore, if the market value of the Fund’s investment portfolio declines, any leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Further, if at any time while the Fund has leverage outstanding it does not meet applicable asset coverage requirements, it may be required to suspend distributions to common shareholders until the requisite asset coverage is restored. Any such suspension might impair the ability of the Fund to meet the regulated investment company distribution requirements and to avoid Fund-level U.S. federal income and/or excise taxes. Under Rule
18f-4
under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Foreign
Securities
Risk.
Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal and accounting systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. The Fund may, but is not obligated to, engage in certain transactions to hedge the currency-related risks of investing in
non-U.S.
dollar denominated securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.
Counterparty
Risk.
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased or sold by the Fund. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Investment Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.
Illiquid
Securities
Risk.
The Fund may invest in securities for which no readily available market exists or are otherwise considered illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity. Illiquid securities generally trade at a discount
.

Prepayment
Risk.
If interest rates fall, the principal on bonds and loans held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security may be reinvested by the Fund in securities bearing lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Preferred Stock Risk.
Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Zero
Coupon
Bond
and
Payment-In-Kind
Securities
Risk.
Investments in
zero-coupon
and
payment-in-kind
securities are subject to certain risks, including that market prices of zero-coupon
and
payment-in-kind
securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon
securities bear no interest, their prices are especially volatile. And because zero-coupon
bondholders do not receive interest payments, the prices of
zero-coupon
securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon
securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon
and
payment-in-kind
securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a registered investment company and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind
interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities.
Valuation
Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for bond trading. Bonds generally trade on an
“over-the-counter”
market which may be anywhere in the world where buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of bonds may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to the risk that when a security is sold in the market, the amount received by the Fund is less than the value of such security carried on the Fund’s books.
Market
Price,
Discount
and
Net
Asset
Value
of
Shares.
As with any stock, the price of the Fund’s Shares fluctuates with market conditions and other factors. Shares of the Fund, a closed-end
investment company, may trade in the market at a discount from their net asset value.

Potential
Yield
Reduction.
An offering of Shares is expected to present the opportunity to invest in high yielding securities. This expectation is based on the current market environment for high yield debt securities, which could change in response to interest rate levels, general economic conditions, specific industry conditions and other factors. If the market environment for high yield debt securities changes in a manner that adversely affects the yield of such securities, the offering of Shares could cause the Fund to invest in securities that are lower yielding than those in which it is currently invested. In addition, even if the market for high yield debt securities continues to present attractive investment opportunities, there is no assurance that the Fund will be able to invest the proceeds of an offering of Shares in high yielding securities or that other potential benefits of the offering will be realized. An offering of Shares could reduce the Fund’s current dividend yield if the Fund is unable to invest the proceeds of the offering in securities that provide a yield at least equal to the current dividend yield.
Market
Risk.
The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a fund and its investments. Market risk is common to most investments — including stocks, bonds and commodities — and the mutual funds that invest in them. The performance of “value” stocks and “growth” stocks may rise or decline under varying market conditions — for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.
Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer’s creditworthiness and a bond’s maturity. The bonds of some companies may be riskier than the stocks of others.
An outbreak of an infectious coronavirus
(COVID-19)
that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration and effects of the
COVID-19
pandemic cannot be predicted with certainty. The
COVID-19
pandemic has affected, and other pandemics and epidemics that may arise in the future could affect, the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the effect of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the
COVID-19
pandemic may exacerbate other
pre-existing
political, social and economic risks in certain countries. As a result, the extent to which the pandemic may negatively affect a fund’s performance or the duration of any potential business
disruption is uncertain.
Anti-Takeover
Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) contains provisions limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions, and (iii) the ability of the Board or shareholders to amend the Declaration of Trust. These provisions of the Declaration of Trust may be regarded as “anti-takeover” provisions. These provisions could have the effect of depriving the shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

NAV Per Share	$ 2.14
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Description [Text Block]	the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:
Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk.
Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Market Price, Discount and Net Asset Value of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market
Price,
Discount
and
Net
Asset
Value
of
Shares.
As with any stock, the price of the Fund’s Shares fluctuates with market conditions and other factors. Shares of the Fund, a closed-end
investment company, may trade in the market at a discount from their net asset value.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage
Risk.
The Fund currently leverages through borrowings from a credit facility. The use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, through borrowings or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. Insofar as the Fund continues to employ leverage in its investment operations, the Fund will be subject to greater risk of loss than if it had not employed leverage. Therefore, if the market value of the Fund’s investment portfolio declines, any leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet the applicable requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules thereunder. Further, if at any time while the Fund has leverage outstanding it does not meet applicable asset coverage requirements, it may be required to suspend distributions to common shareholders until the requisite asset coverage is restored. Any such suspension might impair the ability of the Fund to meet the regulated investment company distribution requirements and to avoid Fund-level U.S. federal income and/or excise taxes. Under Rule
18f-4
under the Investment Company Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid
Securities
Risk.
The Fund may invest in securities for which no readily available market exists or are otherwise considered illiquid. The Fund may not be able readily to dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Over recent years, regulatory changes have led to reduced liquidity in the marketplace, and the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity. Illiquid securities generally trade at a discount
.

CLO Equity Tranche Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CLO Equity Tranche Risk.
Investments in an equity tranche of a collateralized loan obligation (“CLO”) acquired by the Fund will not be secured by any of the assets held by any underlying CLO and, while secured notes are outstanding, the Fund, as an investor in the equity tranche, will not generally be entitled to exercise remedies under a CLO’s indenture. Distributions to investors in the equity tranche of a CLO, including the Fund, will be made solely from distributions on the assets after all other payments have been made. Accordingly, there can be no assurance that the distributions on the assets held by an underlying CLO will be sufficient to make distributions to investors in the equity tranche. If distributions on assets are held by an underlying CLO are insufficient to make distributions to investors in the equity tranche, no other assets will be available for any such distributions to the Fund, which will adversely affect the value of the Fund’s shares.
The subordination of the equity tranche to each class of secured notes makes the equity tranche of the CLO a leveraged investment in the assets of the CLO issuer. Therefore, changes in the value of the equity tranche would be anticipated to be greater than changes in the value or payment performance of any collateral obligations owned by the issuer. The indebtedness of the CLO issuer under the secured notes will result in interest expense and other costs incurred in connection with such indebtedness that may not fully be covered by proceeds received from the assets. Although the use of leverage generally magnifies the CLO issuer’s opportunities for gain it also magnifies risk of loss. The equity tranches of a CLO are generally very highly leveraged (typically 9 to 13 times), subjecting holders of such securities to a higher degree of loss. In addition, investors in the equity tranche of a CLO may receive payments that are, in the aggregate, less than the original amount of their investment, and their investment may be subject to up to 100% loss.

Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Investments Risk.
As a component of the Fund’s investment in investments related below investment grade quality, the Fund may invest up to 20% of its total assets in Distressed Investments. Such instruments are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Fund or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of UBS AM (Americas) of equivalent quality. Investment in Distressed Investments is speculative and involves significant risk. Distressed Investments frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund pursues its secondary objective of capital appreciation through investment in Distressed Investments, the Fund’s ability to achieve current income for shareholders may be diminished.

Zero Coupon Bond and Payment In Kind Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero
Coupon
Bond
and
Payment-In-Kind
Securities
Risk.
Investments in
zero-coupon
and
payment-in-kind
securities are subject to certain risks, including that market prices of zero-coupon
and
payment-in-kind
securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. Because zero-coupon
securities bear no interest, their prices are especially volatile. And because zero-coupon
bondholders do not receive interest payments, the prices of
zero-coupon
securities generally fall more dramatically than those of bonds that pay interest on a current basis when interest rates rise. However, when interest rates fall, the prices of zero-coupon
securities generally rise more rapidly in value than those of similar interest paying bonds. Under many market and other conditions, the market for zero-coupon
and
payment-in-kind
securities may suffer decreased liquidity making it difficult for the Fund to dispose of them or to determine their current value. In addition, as these securities may not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for treatment as a registered investment company and to avoid Fund-level U.S. federal income and/or excise taxes, the Fund is required to distribute to its shareholders any income it is deemed to have received in respect of such investments, notwithstanding that cash has not been received currently, and the value of paid-in-kind
interest. Consequently, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy this distribution requirement. The required distributions, if any, would result in an increase in the Fund’s exposure to these securities.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market
Risk.
The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause an instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a fund and its investments. Market risk is common to most investments — including stocks, bonds and commodities — and the mutual funds that invest in them. The performance of “value” stocks and “growth” stocks may rise or decline under varying market conditions — for example, value stocks may perform well under circumstances in which growth stocks in general have fallen.
Bonds and other fixed income securities generally involve less market risk than stocks and commodities. However, the risk of bonds can vary significantly depending upon factors such as the issuer’s creditworthiness and a bond’s maturity. The bonds of some companies may be riskier than the stocks of others.
An outbreak of an infectious coronavirus
(COVID-19)
that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration and effects of the
COVID-19
pandemic cannot be predicted with certainty. The
COVID-19
pandemic has affected, and other pandemics and epidemics that may arise in the future could affect, the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the effect of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the
COVID-19
pandemic may exacerbate other
pre-existing
political, social and economic risks in certain countries. As a result, the extent to which the pandemic may negatively affect a fund’s performance or the duration of any potential business
disruption is uncertain.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior
Loans
Risk.
The Fund’s investments in senior loans are expected to typically be below investment grade. These investments are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the Fund’s net asset value and income distributions. An economic downturn generally leads to a higher non-payment
rate, and a debt obligation may lose significant value before a default occurs. Moreover, any specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
Like other debt instruments, senior loans are subject to the risk of non-payment
of scheduled interest or principal. Such
non-payment
would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value per share of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment
of scheduled interest or principal payments, or that such collateral could be readily liquidated. This is particularly the case where a senior loan is not backed by collateral or sufficient collateral at the time such senior loan is issued. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. The collateral securing a senior loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to the holders of senior loans including, in certain circumstances, invalidating such senior loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance.
Transactions in senior loans may settle on a delayed basis, resulting in the proceeds from the sale of senior loans not being readily available to make additional investments or to meet the Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders.

CDO Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CDO Risk.
In addition to the general risks associated with fixed income securities discussed herein, collateralized debt obligations (“CDOs”) carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CDO securities are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
The credit quality of CDOs depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., securities or loans) of CDOs may be subject to prepayments, which would shorten the weighted average maturity and may lower the return of the CDO. If a credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The transaction documents relating to the issuance of CDOs may impose eligibility criteria on the assets of the issuing special purpose entity (“SPE”), restrict the ability of the investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the SPE’s investment manager to maximize returns on the CDOs. In addition, other parties involved in structured products, such as third party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CDOs. Furthermore, CDO transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), require that proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CDO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.
Payments to holders of CDOs may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on the CDOs, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the issuer to pay such deficiency will be extinguished.
The value of CDO securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or fund providing the credit support or enhancement. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on the assets and availability, price and interest rates of the assets. CDOs are limited recourse, may not be paid in full and may be subject to up to 100% loss.
CDOs are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities; however, an active dealer market may exist which would allow such securities to be considered liquid in some circumstances.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment
and
Market
Risk.
An investment in the Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Shares represents an indirect investment in the securities owned by the Fund.
The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and these fluctuations are likely to have a greater impact on the value of the Shares during periods in which the Fund utilizes a leveraged capital structure. The value of the securities in which the Fund invests will affect the value of the Shares. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Lower Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lower
Grade
Securities
Risk.
Lower grade securities are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investment in such securities involves substantial risk. Issuers of lower grade securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of lower grade securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During periods of economic downturn, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower grade securities because such securities may be unsecured and may be subordinate to other creditors of the issuer. Other than with respect to Distressed Investments, discussed below, the lower grade securities in which the Fund may invest do not include instruments which, at the time of investment, are in default or the issuers of which are in bankruptcy. However, there can be no assurance that such events will not occur after the Fund purchases a particular security, in which case the Fund may experience losses and incur costs.

Prepayment Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment
Risk.
If interest rates fall, the principal on bonds and loans held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security may be reinvested by the Fund in securities bearing lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation
Risk.
Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for bond trading. Bonds generally trade on an
“over-the-counter”
market which may be anywhere in the world where buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of bonds may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. As a result, the Fund may be subject to the risk that when a security is sold in the market, the amount received by the Fund is less than the value of such security carried on the Fund’s books.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign
Securities
Risk.
Investing in securities of foreign entities and securities denominated in foreign currencies involves certain risks not involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, different legal and accounting systems and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Securities prices in different countries are subject to different economic, financial, political and social factors. Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies. The Fund may, but is not obligated to, engage in certain transactions to hedge the currency-related risks of investing in
non-U.S.
dollar denominated securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability or diplomatic developments that could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets.

Potential Yield Reduction [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential
Yield
Reduction.
An offering of Shares is expected to present the opportunity to invest in high yielding securities. This expectation is based on the current market environment for high yield debt securities, which could change in response to interest rate levels, general economic conditions, specific industry conditions and other factors. If the market environment for high yield debt securities changes in a manner that adversely affects the yield of such securities, the offering of Shares could cause the Fund to invest in securities that are lower yielding than those in which it is currently invested. In addition, even if the market for high yield debt securities continues to present attractive investment opportunities, there is no assurance that the Fund will be able to invest the proceeds of an offering of Shares in high yielding securities or that other potential benefits of the offering will be realized. An offering of Shares could reduce the Fund’s current dividend yield if the Fund is unable to invest the proceeds of the offering in securities that provide a yield at least equal to the current dividend yield.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover
Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) contains provisions limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions, and (iii) the ability of the Board or shareholders to amend the Declaration of Trust. These provisions of the Declaration of Trust may be regarded as “anti-takeover” provisions. These provisions could have the effect of depriving the shareholders of opportunities to sell their Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty
Risk.
The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased or sold by the Fund. Recently, several broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although the Investment Adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Second Lien and Other Secured Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second
Lien
and
Other
Secured
Loans
Risk.
Second lien loans and other secured loans are subject to the same risks associated with investment in senior loans and bonds rated below investment grade. However, because second lien loans are second in right of payment to one or more senior loans of the related borrower, and other secured loans rank lower in right of payment to second lien loans, they are subject to the additional risk that the cash flow of the borrower and any property securing the loan may be insufficient to meet scheduled payments after giving effect to the more senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans and other secured loans are also expected to have greater price volatility than senior loans and may be less liquid. There is also a possibility that originators will not be able to sell participations in second lien loans and other secured loans, which would create greater credit risk exposure.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit
Risk.
Credit risk is the risk that one or more of the Fund’s investments in debt securities or other instruments will decline in price, or fail to pay interest, liquidation value or principal when due, because the issuer of the obligation or the issuer of a reference security experiences an actual or perceived decline in its financial status. In addition to the credit risks associated with high yield securities, the Fund could also lose money if the issuer of other debt obligations, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other obligation, is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade of a security may further decrease its value.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest
Rate
Risk.
Generally, when market interest rates rise, the prices of debt obligations fall, and vice versa. Interest rate risk is the risk that debt obligations and other instruments in the Fund’s portfolio will decline in value because of increases in market interest rates. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates that ended in March 2022. The Federal Reserve raised and maintained higher interest rates as part of its efforts to address rising inflation. Since September 2024, the Federal Reserve has lowered the federal funds rate multiple times and may announce additional rate cuts in the near future. The prices of long-term debt obligations generally fluctuate more than prices of short-term debt obligations as interest rates change. During periods of rising interest rates, the average life of certain types of securities may be extended due to slower than expected payments. This may lock in a below market yield, increase the security’s duration and reduce the security’s value. The Fund’s use of leverage will tend to increase interest rate risk.
Investments in floating rate debt instruments, although generally less sensitive to interest rate changes than longer duration fixed rate instruments, may nevertheless decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general. Conversely, floating rate instruments will not generally increase in value if interest rates decline. Inverse floating rate debt securities also may exhibit greater price volatility than a fixed rate debt obligation with similar credit quality. To the extent the Fund holds floating rate instruments, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s common shares.

Common Shares [Member]
General Description of Registrant [Abstract]
Share Price	$ 2.09
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	shares outstanding
Outstanding Security, Not Held [Shares] | shares	103,609,624
Beneficial Interest [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	The Fund has one class of shares of beneficial interest, par value $0.001 per share; an unlimited number of shares are authorized.